AST Bond Portfolio 2035 Performance Management - AST Bond Portfolio 2035	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance.
Performance Narrative [Text Block]	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year and since inception of the Portfolio compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.Past performance does not mean that the Portfolio will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
Performance Past Does Not Indicate Future [Text]	Past performance does not mean that the Portfolio will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year and since inception of the Portfolio compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:4.20%1st Quarter 20250.88%2nd Quarter 2025
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
No Share Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.20%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	0.88%
Lowest Quarterly Return, Date	Jun. 30, 2025